Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)
Balance at Dec. 31, 2010	$ 215,388		$ 100,017	$ 115,371
Increase (Decrease) in Shareholders' Equity
Net income	26,684			26,684
Balance at Dec. 31, 2011	219,911		77,856	142,055
Increase (Decrease) in Shareholders' Equity
Net income	22,919			22,919
Balance at Dec. 31, 2012	236,330		71,356	164,974
Increase (Decrease) in Shareholders' Equity
Stock option activity	2,622	1	2,621
Stock option activity (in shares)		57,811
Restricted stock activity	374		374
Net income	19,830			19,830
Balance at Dec. 31, 2013	142,429	887	3,651	137,891
Balance (in shares) at Dec. 31, 2013	88,659,448	88,659,448
Increase (Decrease) in Shareholders' Equity
Stock option activity	15,854	10	15,844
Stock option activity (in shares)		1,051,847
Restricted stock activity	(583)	1	(584)
Restricted stock activity (in shares)		80,408
Dividends paid, including purging distribution	(270,040)	220	843,677	(1,113,937)
Dividends paid, including purging distribution (in shares)		21,979,821
Net income	44,312			44,312
Balance at Mar. 31, 2014	$ (68,028)	$ 1,118	$ 862,588	$ (931,734)
Balance (in shares) at Mar. 31, 2014	111,771,524	111,771,524